Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 9,690		¥ 25,080		¥ 19,139
Charged to expenses	6,323		(463)		17,224
Written-off	(6,604)		(12,688)		(11,283)
Other			(2,239)	[1]
Balance at end of year	9,409		9,690		25,080
Valuation Allowance for Receivables Held for Sale
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	9,079
Charged to expenses	5,984		9,079
Deductions	(7,999)	[2]
Balance at end of year	7,064		9,079
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	28,158		10,680		2,338
Charged to expenses	9,954		11,147		8,495
Additions Foreign currency translation adjustment	2,226		1,027		(155)
Business combinations			5,328		32
Deductions	(697)		(24)		(30)
Balance at end of year	¥ 39,641		¥ 28,158		¥ 10,680

[1]	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO's "receivables for mobile communications services."
[2]	The decrease in valuation allowance for receivables held for sale due to sale of receivables held for sale.